Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant equity awards, including stock options and restricted stock units, to our employees and directors on an annual basis. We also grant equity awards to individuals upon hire or promotion or for retention purposes. During the last fiscal year, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. However, equity awards are generally granted on the last business day of the month in which they are approved by the Compensation Committee or the Board, as appropriate.

The following table presents information regarding stock options granted to our named executive officers in the fiscal year ended December 31, 2024 during any period beginning four business days before the filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information (other than a Form 8-K disclosing a material new option award grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.
On January 30, 2024, we filed a Current Report on Form 8-K regarding our entry into an Agreement for the Provision of a Loan Facility with Kreos Capital VII (UK) Limited.

Name	Grant date	Number of securities underlying award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

John P. Butler	1/31/2024	905,200 (1)	$1.68	$1.45	2.44%
Ellen E. Snow	1/31/2024	224,000 (1)	$1.68	$1.45	2.44%
Steven K. Burke	1/31/2024	303,300 (1)	$1.68	$1.45	2.44%
Nicholas P. Grund	1/31/2024	454,950 (2)	$1.68	$1.45	2.44%
Michel Dahan	1/31/2024	224,000 (1)	$1.68	$1.45	2.44%

(1) Represents 2024 annual stock option grant. It is our practice to make annual equity grants to our named executive officers on the last business day of January each year.
(2) Represents a new hire inducement stock option grant. It is our practice to grant new hire awards on the last business day of the month of hire.

Award Timing Method	During the last fiscal year, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. However, equity awards are generally granted on the last business day of the month in which they are approved by the Compensation Committee or the Board, as appropriate.
The following table presents information regarding stock options granted to our named executive officers in the fiscal year ended December 31, 2024 during any period beginning four business days before the filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information (other than a Form 8-K disclosing a material new option award grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.
On January 30, 2024, we filed a Current Report on Form 8-K regarding our entry into an Agreement for the Provision of a Loan Facility with Kreos Capital VII (UK) Limited.

Name	Grant date	Number of securities underlying award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

John P. Butler	1/31/2024	905,200 (1)	$1.68	$1.45	2.44%
Ellen E. Snow	1/31/2024	224,000 (1)	$1.68	$1.45	2.44%
Steven K. Burke	1/31/2024	303,300 (1)	$1.68	$1.45	2.44%
Nicholas P. Grund	1/31/2024	454,950 (2)	$1.68	$1.45	2.44%
Michel Dahan	1/31/2024	224,000 (1)	$1.68	$1.45	2.44%

(1) Represents 2024 annual stock option grant. It is our practice to make annual equity grants to our named executive officers on the last business day of January each year.
(2) Represents a new hire inducement stock option grant. It is our practice to grant new hire awards on the last business day of the month of hire.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

John P. Butler	1/31/2024	905,200 (1)	$1.68	$1.45	2.44%
Ellen E. Snow	1/31/2024	224,000 (1)	$1.68	$1.45	2.44%
Steven K. Burke	1/31/2024	303,300 (1)	$1.68	$1.45	2.44%
Nicholas P. Grund	1/31/2024	454,950 (2)	$1.68	$1.45	2.44%
Michel Dahan	1/31/2024	224,000 (1)	$1.68	$1.45	2.44%

(1) Represents 2024 annual stock option grant. It is our practice to make annual equity grants to our named executive officers on the last business day of January each year.
(2) Represents a new hire inducement stock option grant. It is our practice to grant new hire awards on the last business day of the month of hire.

John P. Butler [Member]
Awards Close in Time to MNPI Disclosures
Name		John P. Butler
Underlying Securities		905,200
Exercise Price | $ / shares		$ 1.68
Fair Value as of Grant Date		$ 1.45
Underlying Security Market Price Change		0.0244
Ellen E. Snow [Member]
Awards Close in Time to MNPI Disclosures
Name		Ellen E. Snow
Underlying Securities		224,000
Exercise Price | $ / shares		$ 1.68
Fair Value as of Grant Date		$ 1.45
Underlying Security Market Price Change		0.0244
Steven K. Burke [Member]
Awards Close in Time to MNPI Disclosures
Name		Steven K. Burke
Underlying Securities		303,300
Exercise Price | $ / shares		$ 1.68
Fair Value as of Grant Date		$ 1.45
Underlying Security Market Price Change		0.0244
Nicholas P. Grund [Member]
Awards Close in Time to MNPI Disclosures
Name		Nicholas P. Grund
Underlying Securities		454,950
Exercise Price | $ / shares		$ 1.68
Fair Value as of Grant Date		$ 1.45
Underlying Security Market Price Change		0.0244
Michel Dahan [Member]
Awards Close in Time to MNPI Disclosures
Name		Michel Dahan
Underlying Securities		224,000
Exercise Price | $ / shares		$ 1.68
Fair Value as of Grant Date		$ 1.45
Underlying Security Market Price Change		0.0244